Cover	Aug. 13, 2021
Cover [Abstract]
Entity Registrant Name	SUPPORT.COM, INC.
Entity Central Index Key	0001104855
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 13, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-30901
Entity Tax Identification Number	94-3282005
Entity Address Address Line 1	1521 Concord Pike (US 202)
Entity Address Address Line 2	Suite 301
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19803
City Area Code	650
Local Phone Number	556-9440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false